Note 5 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31
	2021	2020

Time deposits with original maturity of more than 3 months but less than 12 months	$29,186	$29,054